                                           SUPPLEMENT DATED MARCH 2, 2010 TO THE
                                                   VARIABLE ANNUITY CONTRACT AND
                                                  VARIABLE LIFE INSURANCE POLICY
                                                       PROSPECTUSES LISTED BELOW

METLIFE INSURANCE COMPANY OF CONNECTICUT

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
METLIFE OF CT SEPARATE ACCOUNT QPN
METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

The following information supplements, and to the extent inconsistent therewith, replaces the information contained in the variable annuity contract and variable life insurance policy prospectuses listed below. Please retain this supplement and keep it with the prospectus for future reference.

UNDERLYING FUND FEES AND EXPENSES

Your variable annuity contract or variable life insurance policy offers one or more of the following Legg Mason Partners Variable Equity Trust and/or Legg Mason Partners Variable Income Trust portfolios (the "Portfolios") as an Underlying Fund. The information in the table below replaces the disclosure regarding the Portfolios in your prospectus, contained in the sub-section of the prospectus titled "Underlying Fund Fees and Expenses." The figures in the table are for the fiscal year ended October 31, 2009 and are expressed as a percentage of the Underlying Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. For more complete information on these fees and expenses, please refer to the Underlying Fund prospectus.

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                        DISTRIBUTION                                        CONTRACTUAL FEE  NET TOTAL
                                           AND/OR                 ACQUIRED    TOTAL ANNUAL    WAIVER AND/OR    ANNUAL
                            MANAGEMENT     SERVICE      OTHER     FUND FEES     OPERATING       EXPENSE      OPERATING
UNDERLYING FUND:                FEE     (12B-1) FEES  EXPENSES  AND EXPENSES    EXPENSES     REIMBURSEMENT    EXPENSES
----------------            ----------  ------------  --------  ------------  ------------  ---------------  ---------
LEGG MASON PARTNERS
   VARIABLE EQUITY TRUST
   Legg Mason ClearBridge
      Variable Aggressive
      Growth Portfolio(1)      0.75%         --         0.06%        --           0.81%            --         0.81%
   Legg Mason ClearBridge
      Variable Dividend
      Strategy Portfolio(2)    0.65%         --         0.41%        --           1.06%          0.11%        0.95%(3)
   Legg Mason ClearBridge
      Variable Large Cap
      Growth Portfolio(4)      0.75%         --         0.10%        --           0.85%            --         0.85%
   Legg Mason ClearBridge
      Variable Mid Cap
      Core Portfolio(5)        0.75%         --         0.24%        --           0.99%          0.04%        0.95%(6)

----------
(1)  Formerly, Legg Mason Partners Variable Aggressive Growth Portfolio.

(2)  Formerly, Legg Mason Partners Variable Dividend Strategy Portfolio.

(3) The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 0.95%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.

(4)  Formerly, Legg Mason Partners Variable Large Cap Growth Portfolio.

(5)  Formerly, Legg Mason Partners Variable Mid Cap Core Portfolio.

(6) The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 0.95%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.

                                                                      March 2010

                                        DISTRIBUTION                                        CONTRACTUAL FEE  NET TOTAL
                                           AND/OR                 ACQUIRED    TOTAL ANNUAL    WAIVER AND/OR    ANNUAL
                            MANAGEMENT     SERVICE      OTHER     FUND FEES     OPERATING       EXPENSE      OPERATING
UNDERLYING FUND:                FEE     (12B-1) FEES  EXPENSES  AND EXPENSES    EXPENSES     REIMBURSEMENT    EXPENSES
----------------            ----------  ------------  --------  ------------  ------------  ---------------  ---------
   Legg Mason Global
      Currents Variable
      International All
      Cap Opportunity
      Portfolio(7)             0.85%          --        0.25%        --           1.10%            --         1.10%
LEGG MASON PARTNERS
   VARIABLE INCOME TRUST
   Legg Mason Western
      Asset Variable
      Adjustable Rate
      Income Portfolio(8)      0.55%        0.25%       0.56%        --           1.36%          0.36%        1.00%(9)
   Legg Mason Western
      Asset Variable High
      Income Portfolio(10)     0.60%          --        0.15%        --           0.75%            --         0.75%

----------

(7) Formerly, Legg Mason Partners Variable International All Cap Opportunity Portfolio.

(8)  Formerly, Legg Mason Partners Variable Adjustable Rate Income Portfolio.

(9) The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.00%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.

(10) Formerly, Legg Mason Partners Variable High Income Portfolio.

                                       ***

Supplement to the following prospectuses dated May 2, 2005 (as supplemented):

InVest
MarketLife(SM)
MetLife Variable Life Accumulator
MetLife Variable Life Accumulator (Series 2)
MetLife Variable Survivorship Life
VintageLife

Supplement to the following prospectuses dated April 28, 2008 (as supplemented):

MetLife Variable Life
MetLife Variable Survivorship Life II
MetLife Variable Life Accumulator Series III

Supplement to the following prospectuses dated May 1, 2009 (as supplemented):

Corporate Owned Variable Universal Life Insurance 2000 Policy (COLI 2000) Corporate Owned Variable Universal Life Insurance III Policy (COLI III) Corporate Owned Variable Universal Life Insurance IV Policy (COLI IV) Corporate Owned Variable Universal Life Insurance Policy - Series 2 (COLI I
   Series 2) (Siemens)
Corporate Owned Variable Universal Life Insurance Policy (COLI I)
Corporate Select Policy (COLI Select)
Gold Track
Gold Track Select
Marquis Portfolios(SM)
MetLife Access Annuity
MetLife Access Select Annuity
MetLife Retirement Account (MRA)
MetLife Retirement Perspectives
Portfolio Architect 3 Annuity
Portfolio Architect Access Annuity
Portfolio Architect Annuity

                                                                      March 2010

Portfolio Architect II Annuity
Portfolio Architect L Variable Annuity
Portfolio Architect Plus Annuity
Portfolio Architect Select Annuity
Portfolio Architect XTRA Annuity
Premier Advisers III (Series II)
Premier Advisers III Annuity
Premier Advisers L Annuity
Premier Advisers L Annuity (Series II)
PrimElite II(SM) Annuity
PrimElite(SM) Annuity
Unallocated Group Variable Annuity
Universal Annuity
Universal Annuity Advantage
Universal Select Annuity
Vintage 3(SM) Annuity
Vintage Access(SM) Annuity
Vintage II (Series II)(SM) Variable Annuity
Vintage II(SM) Annuity
Vintage L(SM) Variable Annuity
Vintage XTRA (Series II)(SM) Variable Annuity
Vintage XTRA(SM) Annuity
Vintage(SM) Annuity
                                                                      March 2010